SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer 1	$ 35,053	$ 39,911
Customer 2	8,675	0
Customer 3	161	3,479
Other Customer	0	797
Total Revenue From Mining Operations	$ 43,889	$ 44,187